Operating leases right-of-use assets - Components of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Amortization of right-of-use assets	$ 3,620	$ 3,874
Interest	891	813
Total lease cost	$ 4,511	$ 4,687